Transition effects arising from changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Transition effects arising from changes in accounting policies [Abstract]
Difference between the amount of operating lease agreements

The difference between the amount of operating lease agreements disclosed as of December 31, 2018 discounted at the Group’s incremental borrowing rate and the lease liabilities recognized at the date of initial application is as follows:

	Amount
Operating lease agreement commitment disclosed as of December 31, 2018	~~W~~	610,080
Amount discounted using the Group’s incremental borrowing rate		591,725
Less:
Low-value leases recognized as current expenses through the straight-line method		(3,454)
Value-added Tax		(51,429)

Lease liabilities recognized at the beginning of 2019	~~W~~	536,842

Right-of-use assets were measured by adjusting the amount of prepaid or unpaid lease payments in relation to leases recognized in the consolidated statement of financial position at the same amount as the lease liability. As a result, property, plant and equipment increased by ~~W~~573,823 million at the beginning of 2019, and prepaid expense, unearned revenue and accrued expenses decreased by ~~W~~42,196 million, ~~W~~5,197 million and ~~W~~17 million, respectively.

The Group has changed its accounting policies as applying IFRS 9, Financial Instruments, and IFRS 15, Revenue from Contracts with Customers. With respect to classification, measurement and impairment of financial instruments, the financial statements as of and for the year ended December 31, 2017 have not been restated in accordance with the clause waiving the requirement to restate comparative financial statements.

IFRS 9 replaces IAS 39, Financial Instruments: Recognition and Measurement, relating to recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. Additionally, IFRS 9 have made amendments to other standards relating to financial instruments such as IFRS 7, Financial Instruments: Disclosures.

Changes in equity due to application of IFRS 9 and 15
(i)	Changes in equity due to application of IFRS 9 and 15

Changes in equity as of January 1, 2018 due to the initial application date of IFRS 9 and 15 are as follows:

	Amounts
Retained earnings at January 1, 2018 before changes	~~W~~	20,791,681
Adjustments of retained earnings due to the application of IFRS 9 :
Reclassification from financial assets at amortized cost to financial assets measured at fair value through profit or loss		(74,061)
Reclassification from available-for-sale financial assets to financial assets measured at fair value through profit or loss		178,518
Reclassification from available-for-sale financial assets to financial assets measured at fair value through other comprehensive income (*1)		204,457
Increase in loss allowance for financial assets measured at amortized cost		(573,088)
Increase in loss allowance for loan commitments and financial guarantee contracts		(55,274)
Increase in loss allowance for debt instruments measured at fair value through other comprehensive income		(18,976)
Effect of overlay approach application		34,102
Others (*2)		(40,063)

		(344,385)

Adjustments of retained earnings due to the application of IFRS 15 (*3)		(2,896)
Tax effects (*4)		95,426

Retained earnings at January 1, 2018 after changes	~~W~~	20,539,826

(*1)	With the application of IFRS 9, the effect of retained earnings of the recognized impairment from equity securities has reclassified to other comprehensive income.
(*2)	Include translation of foreign currencies, etc.
(*3)	The Group has divided the trust fees into trust sales fees and trust managing fees and recognition of trust managing fees are deferred.
(*4)	Tax effects due to the application of IFRS 9 are separately shown.

	Amounts
Accumulated other comprehensive loss at January 1, 2018 before changes	~~W~~	(529,734)
Adjustments of accumulated other comprehensive income due to the application of IFRS 9:
Reclassification from available-for-sale financial assets to financial assets measured at fair value through profit or loss		(178,518)
Reclassification from available-for-sale financial assets to financial assets measured at fair value through other comprehensive income (*1)		(204,457)
Increase in loss allowance for debt instruments measured at fair value through other comprehensive income		18,976
Effect of overlay approach application		(34,102)
Others (*2)		11,039

		(387,062)

Tax effects (*3)		110,051

Accumulated other comprehensive loss at January 1, 2018 after changes	~~W~~	(806,745)

(*1)

The effect on retained earnings arising from the recognition of impairment losses related to equity securities in the prior periods was transferred to other comprehensive income upon the application of IFRS 9.

(*2)	Other adjustments include foreign currency translation and changes in non-controlling interests, resulting from the adoption of IFRS 9.
(*3)	Tax effects due to the application of IFRS 9 are separately shown.

Reclassification of financial instruments upon adoption of IFRS 9
(ii)	Reclassification of financial instruments upon adoption of IFRS 9

Details of reclassification of financial instruments as of January 1, 2018, the initial application date of IFRS 9, are as follows:

IAS 39		IFRS 9 (*2)	Carrying value under IAS 39 (*1)		Carrying value under IFRS 9 (*1)	Difference
Financial assets:
Due from banks	Loans and receivables	Financial assets measured at FVTPL (*2)	~~W~~	902,124	833,942	(68,182)
	Loans and receivables	Amortized cost		19,988,001	19,988,001	—
Loan receivables	Loans and receivables	Financial assets measured at FVTPL (*2)		750,342	778,985	28,643
	Loans and receivables	Amortized cost		277,126,029	277,126,029	—
Other financial assets	Loans and receivables	Amortized cost		12,090,983	12,090,983	—
Trading assets (debt securities)	Financial assets at FVTPL	Financial assets measured at FVTPL		23,640,646	23,640,646	—
Trading assets (equity securities)	Financial assets at FVTPL	Financial assets measured at FVTPL		4,634,353	4,634,353	—
Trading assets (deposit in gold and silver)	Financial assets at FVTPL	Financial assets measured at FVTPL		189,297	189,297	—
Financial assets designated as at FVTPL (debt securities)	Financial assets at FVTPL	Financial assets measured at FVTPL (*3)		2,030,522	2,030,522	—
	Financial assets at FVTPL	Financial assets designated as at FVTPL		80,288	80,288	—
Financial assets designated as at FVTPL (equity securities)	Financial assets at FVTPL	Financial assets measured at FVTPL (*3)		1,162,553	1,162,553	—
	Financial assets at FVTPL	Financial assets designated as at FVTPL		71,803	71,803	—
Financial assets designated as at FVTPL (other securities – compound financial instruments)	Financial assets at FVTPL	Financial assets measured at FVTPL (*3)		233,892	233,892	—
Derivatives	Financial assets at FVTPL	Financial assets measured at FVTPL (*3)		3,400,178	3,348,803	(51,375)
AFS financial assets (debt securities)	AFS financial assets	Financial assets measured at FVTPL (*2)		528,745	533,452	4,707
	AFS financial assets	Financial assets measured at FVOCI		36,657,807	36,657,807	—
AFS financial assets (equity securities)	AFS financial assets	Financial assets measured at FVTPL (*2)		4,339,979	4,350,969	10,990
	AFS financial assets	Financial assets measured at FVOCI		590,405	590,405	—
HTM financial assets (debt securities)	HTM financial assets	Financial assets measured at FVTPL (*2)		565,813	529,906	(35,907)
	HTM financial assets	Amortized cost		24,424,867	24,424,867	—

			~~W~~	413,408,627	413,297,503	(111,124)

Financial Liabilities:
Deposits	Financial liability measured at amortized cost	Financial liabilities measured at amortized cost	~~W~~	249,419,224	249,419,224	—
Trading liabilities	Financial liabilities at FVTPL	Financial liabilities measured at FVTPL		1,848,490	1,848,490	—
Financial liabilities designated as at FVTPL	Financial liabilities at FVTPL	Financial liabilities designated as at FVTPL		8,260,636	8,260,636	—
	Financial liabilities at FVTPL	Financial liabilities measured at FVTPL (*3)		36,973	36,973	—
Derivatives	Financial liabilities at FVTPL	Financial liabilities measured at FVTPL (*3)		3,487,661	3,483,642	(4,019)
Borrowings	Financial liabilities measured at amortized cost	Financial liabilities measured at amortized cost		27,586,610	27,586,313	(297)
Debt securities issued	Financial liabilities measured at amortized cost	Financial liabilities measured at amortized cost		51,340,821	51,340,821	—
Others	Financial liabilities measured at amortized cost	Financial liabilities measured at amortized cost		20,124,451	20,124,432	(19)

			~~W~~	362,104,866	362,100,531	(4,335)

(*1)	Gross carrying amounts that are before netting allowance for loan losses or credit loss allowance.
(*2)

Under IFRS 9, these financial instruments were categorized as financial assets or liabilities – FVTPL, as 1) the instruments are not held within a business model whose objective is achieved by both collecting contractual cash flows and selling them, or 2) the contractual terms of them does not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(*3)	For hybrid contracts including embedded derivatives, the host contract and the derivatives are separated in accordance with IFRS 9.

Impairment of financial assets upon adoption of IFRS 9
(iii)	Impairment of financial assets upon adoption of IFRS 9

Changes of credit loss allowance as of January 1, 2018, the initial application date of IFRS 9, are as follows:

Classification based on IAS 39	Classification based on IFRS 9	Loss allowance based on IAS 39		Loss allowance based on IFRS 9
Loans and receivables
Due from banks	Financial assets at amortized cost	~~W~~	14,054	15,062
Loan receivables	Financial assets at amortized cost		2,307,275	2,871,986
	Financial assets measured at FVTPL		3,329	—
Other financial assets	Financial assets at amortized cost		49,679	51,818
AFS financial assets
Debt securities	Financial assets measured at FVOCI		—	18,976
HTM financial assets
Debt securities	Financial assets at amortized cost		—	8,559

		~~W~~	2,374,337	2,966,401

Financial guarantee	Financial guarantee	~~W~~	36,506	37,289
Unused credit line and other credit commitment	Unused credit line and other credit commitment		168,006	222,498

		~~W~~	204,512	259,787

Effect of reclassification on gross carrying amounts

The effect of reclassification is as follows:

1)	Gross carrying amounts

	Carrying value based on the current standard		Amount reclassified	Amount remeasured	Carrying value based on the new standard	Changes in retained earnings	Changes in other comprehensive income
Financial assets :
Due from banks
Carrying value under IAS 39 as of January 1, 2018	~~W~~	20,890,125	—	—	20,890,125	—	—
Reclassification to financial assets measured at FVTPL		—	(902,124)	—	(902,124)	—	—

		20,890,125	(902,124)	—	19,988,001	—	—

Loans
Carrying value under IAS 39 as of January 1, 2018		277,876,371	—	—	277,876,371	—	—
Reclassification to financial assets measured at FVTPL		—	(750,342)	—	(750,342)	—	—

		277,876,371	(750,342)	—	277,126,029	—	—

Other financial assets
Carrying value under IAS 39 as of January 1, 2018		12,090,983	—	—	12,090,983	—	—

Trading assets (debt instruments) (*1)
Carrying value under IAS 39 as of January 1, 2018		23,640,646	—	—	23,640,646	—	—
Reclassification to financial assets measured at FVTPL		—	(23,640,646)	—	(23,640,646)	—	—

		23,640,646	(23,640,646)	—	—	—	—

Trading assets (equity instruments)
Carrying value under IAS 39 as of January 1, 2018		4,634,353	—	—	4,634,353	—	—
Reclassification to financial assets measured at FVTPL		—	(4,634,353)	—	(4,634,353)	—	—

		4,634,353	(4,634,353)	—	—	—	—

Trading assets (gold deposit) (*1)
Carrying value under IAS 39 as of January 1, 2018		189,297	—	—	189,297	—	—
Reclassification to financial assets measured at FVTPL		—	(189,297)	—	(189,297)	—	—

		189,297	(189,297)	—	—	—	—

Derivatives (*1)
Carrying value under IAS 39 as of January 1, 2018		3,400,178	—	—	3,400,178	—	—
Reclassification to financial assets measured at FVTPL		—	(51,375)	—	(51,375)	—	—

		3,400,178	(51,375)	—	3,348,803	—	—

Financial assets designated at FVTPL (*1)
Carrying value under IAS 39 as of January 1, 2018		3,579,057	—	—	3,579,057	—	—
Reclassification to financial assets measured at FVTPL		—	(3,426,966)	—	(3,426,966)	—	—
Reclassification to financial assets designated at FVTPL		—	(152,091)	—	(152,091)	—	—

	~~W~~	3,579,057	(3,579,057)	—	—	—	—

	Carrying value based on the current standard		Amount reclassified	Amount remeasured	Carrying value based on the new standard	Changes in retained earnings (*3)	Changes in other comprehensive income (*3)
AFS (debt securities)
Carrying value under IAS 39 as of January 1, 2018	~~W~~	37,186,552	—	—	37,186,552	—	—
Reclassification to financial assets measured at FVTPL		—	(528,745)	—	(528,745)	—	—
Reclassification to financial assets measured at FVOCI		—	(36,657,807)	—	(36,657,807)	—	—

		37,186,552	(37,186,552)	—	—	—	—

AFS (equity securities)
Carrying value under IAS 39 as of January 1, 2018		4,930,385	—	—	4,930,385	—	—
Reclassification to financial assets measured at FVTPL		—	(4,339,979)	—	(4,339,979)	—	—
Reclassification to financial assets measured at FVOCI		—	(590,405)	—	(590,405)	—	—

		4,930,385	(4,930,385)	—	—	—	—

HTM (debt securities)
Carrying value under IAS 39 as of January 1, 2018		24,990,680	—	—	24,990,680	—	—
Reclassification to financial assets measured at FVTPL		—	(565,813)	—	(565,813)	—	—
Reclassification to financial assets measured at amortized cost		—	(24,424,867)	—	(24,424,867)	—	—

		24,990,680	(24,990,680)	—	—	—	—

Financial assets as measured at FVTPL
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from due from banks		—	902,124	(68,182)	833,942	—	(68,182)
Transfer from loans and other receivables		—	750,342	30,027	780,369	30,027	—
Transfer from trading assets		—	28,464,296	—	28,464,296	—	—
Transfer from financial assets designated at FVTPL		—	3,426,967	—	3,426,967	—	—
Transfer from AFS		—	4,868,724	7,708	4,876,432	108,532	(108,532)
Transfer from HTM		—	565,813	(35,907)	529,906	—	(35,907)
Transfer from derivative assets		—	51,375	(42,195)	9,180	—	—
		—	—	(2,575)	(2,575)	—	—

		—	39,029,641	(111,124)	38,918,517	138,559	(212,620)

Financial assets designated at FVTPL (IFRS 9)
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from financial assets designated at FVTPL (IAS 39)		—	152,091	—	152,091	—	—

		—	152,091	—	152,091	—	—

Financial assets measured at FVOCI (*2)
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from AFS		—	37,248,212	—	37,248,212	204,457	(204,457)

		—	37,248,212	—	37,248,212	204,457	(204,457)

Financial assets measured at amortized cost (*2)
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from HTM		—	24,424,867	—	24,424,867	—	—

		—	24,424,867	—	24,424,867	—	—

	~~W~~	413,408,627	—	(111,124)	413,297,503	343,016	(417,077)

Financial liabilities :	Carrying value based on the current standard		Amount reclassified	Amount remeasured	Carrying value based on the new standard	Changes in retained earnings	Changes in other comprehensive income
Deposits
Carrying value under IAS 39 as of January 1, 2018	~~W~~	249,419,224	—	—	249,419,224	—	—

		249,419,224	—	—	249,419,224	—	—

Trading liabilities (*1)
Carrying value under IAS 39 as of January 1, 2018		1,848,490	—	—	1,848,490	—	—
Reclassification to financial liabilities measured at FVTPL		—	(1,848,490)	—	(1,848,490)	—	—

		1,848,490	(1,848,490)	—	—	—	—

Financial liabilities designated at FVTPL
Carrying value under IAS 39 as of January 1, 2018		8,297,609	—	—	8,297,609	—	—
Reclassification to financial liabilities designated at FVTPL		—	(8,260,636)	—	(8,260,636)	—	—
Reclassification to financial liabilities measured at FVTPL		—	(36,973)	—	(36,973)	—	—

		8,297,609	(8,297,609)	—	—	—	—

Financial liabilities measured at FVTPL
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from trading liabilities		—	1,848,490	—	1,848,490	—	—
Transfer from financial liabilities designated at FVTPL		—	36,973	—	36,973	—	—

		—	1,885,463	—	1,885,463	—	—

Financial liabilities designated at FVTPL
Carrying value under IAS 39 as of January 1, 2018		—	—	—	—	—	—
Transfer from financial liabilities designated at FVTPL		—	8,260,636	—	8,260,636	—	—

		—	8,260,636	—	8,260,636	—	—

Derivative liabilities
Carrying value under IAS 39 as of January 1, 2018		3,487,661	—	—	3,487,661	—	—
Other		—	—	(4,019)	(4,019)	—	—

		3,487,661	—	(4,019)	3,483,642	—	—

Borrowings
Carrying value under IAS 39 as of January 1, 2018		27,586,610	—	—	27,586,610	—	—
Other		—	—	(297)	(297)	—	—

		27,586,610	—	(297)	27,586,313	—	—

Debt securities issued
Carrying value under IAS 39 as of January 1, 2018		51,340,821	—	—	51,340,821	—	—
Other financial liabilities
Carrying value under IAS 39 as of January 1, 2018		20,124,451	—	—	20,124,451	—	—
Other		—	—	(19)	(19)	—	—

		20,124,451	—	(19)	20,124,432	—	—

	~~W~~	362,104,866	—	(4,335)	362,100,531	—	—

(*1)

With respect to financial assets and financial liabilities reclassified from the category of fair value through profit or loss, effective interest rates calculated on the initial application date of IFRS 9 and interest income or expense recognized shall be disclosed. Such reclassification has not occurred as a result of the IFRS 9 adoption.

(*2)

With respect to financial assets and financial liabilities reclassified to financial instruments measured at amortized cost, and financial assets measured at fair value through profit or loss reclassified to the category of fair value through other comprehensive income, the gain or loss on fair value measurement that would otherwise have been recognized in profit or loss or other comprehensive income in the reporting period, and the fair value of the financial assets or financial liabilities, shall be disclosed. Such reclassification has not occurred as a result of the IFRS 9 adoption.

Effect of reclassification on Credit loss allowance
2)	Credit loss allowance

	Carrying value based on the current standard		Amount reclassified	Amount remeasured	Carrying value based on the new standard	Changes in retained earnings	Changes in other comprehensive income
Credit loss allowance for
Due from banks	~~W~~	14,054	—	1,008	15,062	(1,008)	—
Loans		2,310,604	(3,328)	564,710	2,871,986	(561,382)	—
Financial asset measured at FVOCI (Debt securities)		—	—	18,976	18,976	(18,976)	18,976
Financial asset measured at amortized cost (Debt securities)		—	—	8,559	8,559	(8,559)	—
Other assets		49,679	—	2,139	51,818	(2,139)	—
Financial guarantee		36,506	—	783	37,289	(783)	—
Unused credit line and other credit commitment		168,006	—	54,492	222,498	(54,492)	—

	~~W~~	2,578,849	(3,328)	650,667	3,226,188	(647,339)	18,976

Financial impact with IFRS 15
(vi)	Financial impact with IFRS 15

As of December 31, 2018, the effect of applying IFRS 15 is as follows in the statement of comprehensive income of the Group as of December 31, 2018 (excluding trust fees reflected by the conversion effect). The effect on the terminated cash flow statement is not significant.

The effect on the consolidated statement of financial position as of December 31, 2018 is as follows.

	Disclosed amount		Adjustments	Amount before implementation of IFRS 15
Liabilities:
Provisions:
Credit card	~~W~~	—	(24,700)	24,700
Other liabilities:
Accounts payable		9,748,168	(41,758)	9,789,926
Unearned revenues		236,827	(209,241)	446,068
Others		2,496,169	275,698	2,220,471

The effect on the consolidated statement of comprehensive income is as follows.

	Disclosed amount		Adjustments	Amount before implementation of IFRS 15
Net fee and commission income (*1)(*2):
Fee and commission income:
Credit card	~~W~~	1,360,322	(1,135,515)	2,495,837
Fee and commission incomes
Credit card payment		(944,533)	1,135,515	(2,080,048)

(*1)

Before adopting IFRS 15, the Group defers and recognizes the amount allocated to the credit card points as unearned revenue and revenue is recognized only when the points are redeemed and the Group has fulfilled its obligation to provide the benefits. In addition, a provision for onerous contracts is recognized when the expected benefits to be derived by the Group from customer loyalty program are lower than the unavoidable cost of meeting its obligations under the programmes. However under IFRS 15, the amount allocated to the credit card points is regarded as consideration payable to the customers and recognized as a reduction of fee and commission income, estimated as fair value of the monetary benefits taking into account the expected redemption rate.

(*2)

The Group has changed the recognition of card holder service fee paid to a customer recognized as fee and commission expense before adopting IFRS 15, to reduction of fee and commission income under IFRS 15.